                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05654

                           Morgan Stanley Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2006

Date of reporting period: August 31, 2006

Item 1 - Report to Shareholders
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Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

FOR THE YEAR ENDED AUGUST 31, 2006

TOTAL RETURN FOR THE 12 MONTHS ENDED AUGUST 31, 2006

                                          LEHMAN         LEHMAN          LIPPER
                                         BROTHERS       BROTHERS       CORPORATE
                                           U.S.       INTERMEDIATE     DEBT FUNDS
                                        CORPORATE   U.S. GOVERNMENT/   BBB-RATED
CLASS A   CLASS B   CLASS C   CLASS D    INDEX(1)    CREDIT INDEX(2)    INDEX(3)
1.01%      0.48%     0.42%      1.33%      0.53%          1.87%          2.15%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Several events shaped trends in the fixed-income markets during the 12-month review period. The series of natural disasters that struck the U.S. in mid-2005, combined with sharply rising energy prices, generated concern regarding their effect on economic growth. As the months progressed, however, it became apparent that the impact on the economy would be less than anticipated. In fact, the economy demonstrated considerable resilience and real gross domestic product
(GDP) growth averaged near 4 percent throughout 2005.

The first months of 2006 provided few surprises in the bond market. To virtually no one's surprise, the Federal Open Market Committee (the "Fed") continued to raise the target federal funds rate by 25 basis points at each of its meetings during the first half of the year, bringing the rate to 5.25 percent at the end of June.

Also as expected, comments made by Fed members after their May and June meetings indicated that they will rely heavily on economic data in making future decisions concerning the direction of interest rates. Based on these comments, it appears that the Fed will be driven by the weight of the economic data more so now than perhaps at anytime over the past few years.

During the last months of the period, in response to the expectation of a pause in the Fed's tightening campaign, the U.S. bond market enjoyed the best three-month run of positive returns since the Fed began its tightening cycle in 2004. In fact, despite negative returns in the first half of 2006, all fixed-income asset classes ended August with positive year-to-date returns. As anticipated, the Fed did finally pause at its August meeting, ending a run of 17 consecutive increases in the target federal funds rate.

Due mainly to concerns over inflation and increased risk in the corporate market during the period, the credit sector had trouble keeping pace with other fixed-income sectors. Within the investment-grade portion of the market, higher-rated issues outperformed lower-rated issues. Improving economic conditions boosted the financials sector, leading it to outpace both utilities and industrials.

PERFORMANCE ANALYSIS

Morgan Stanley Income Trust Class A and Class D shares outperformed the Lehman Brothers U.S. Corporate Index, while the Class B and Class C shares underperformed the Lehman Brothers U.S. Corporate Index for the 12 months ended August 31, 2006, assuming no deduction of applicable sales charges. The Fund underperformed the Lehman Brothers Intermediate

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U.S. Government/Credit Index and the Lipper Corporate Debt Funds BBB-Rated Index
for the same time period, assuming no deduction of applicable sales charges.

While the Fund emphasizes investment-grade credits, it also includes a smaller allocation to higher yielding securities. Within the high-yield portion, a conservative approach detracted from performance as higher-rated issues underperformed the riskiest segment of the high-yield market (issues rated CCC and below).

During the period, we kept the Fund's overall duration** well below that of the Lehman Brothers U.S. Corporate Index. This posture was beneficial to performance as interest rates rose across the market, especially in the short- and intermediate-portions of the yield curve.

Within the credit portion of the portfolio, we continued to employ a defensive strategy with a focus on higher-quality securities, which benefited the Fund's relative performance. Additionally, strong security selection -- particularly in the paper and forest products, financial and automotive sectors -- contributed positively to performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

** A MEASURE OF THE SENSITIVITY OF A BOND'S PRICE TO CHANGES IN INTEREST RATES, EXPRESSED IN YEARS. EACH YEAR OF DURATION REPRESENTS AN EXPECTED 1 PERCENT CHANGE IN THE PRICE OF A BOND FOR EVERY 1 PERCENT CHANGE IN INTEREST RATES. THE LONGER A BOND'S DURATION, THE GREATER THE EFFECT OF INTEREST-RATE MOVEMENTS ON ITS PRICE. TYPICALLY, FUNDS WITH SHORTER DURATIONS PERFORM BETTER IN RISING-INTEREST-RATE ENVIRONMENTS, WHILE FUNDS WITH LONGER DURATIONS PERFORM BETTER WHEN RATES DECLINE.

PORTFOLIO COMPOSITION*

Corporate Bonds                 63.1%
Short-Term Investments          21.3
U.S. Government Obligations      9.5
Asset-Backed Securities          5.4
Foreign Government Obligation    0.6
Mortgage-Backed Securities       0.1

LONG-TERM CREDIT ANALYSIS

Aaa/AAA                         38.0%
Aa/AA                            6.8
A/A                             19.1
Baa/BBB                         29.7
Ba/BB                            4.9
B/B                              1.5

* DOES NOT INCLUDE OPEN LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $13,169,281 WITH UNREALIZED APPRECIATION OF $74,955 AND OPEN SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $6,334,657 WITH UNREALIZED DEPRECIATION OF $11,255.

DATA AS OF AUGUST 31, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS AND ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN INVESTMENT GRADE FIXED-INCOME SECURITIES. THESE SECURITIES MAY INCLUDE CORPORATE DEBT SECURITIES, PREFERRED STOCKS, U.S. GOVERNMENT SECURITIES, MORTGAGE-BACKED SECURITIES, INCLUDING COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs") AND COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"), ASSET-BACKED SECURITIES AND SECURITIES ISSUED BY FOREIGN GOVERNMENTS OR CORPORATIONS. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS DOMESTIC AND INTERNATIONAL ECONOMIC DEVELOPMENTS, INTEREST RATE TRENDS, BOND RATINGS AND OTHER FACTORS RELATING TO THE ISSUERS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

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                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

                                     [CHART]

($ IN THOUSANDS)
ENDING VALUE

                          LEHMAN BROTHERS         LEHMAN BROTHERS INTERMEDIATE      LIPPER CORPORATE DEBT
             FUND ~   U.S. CORPORATE INDEX(1)   U.S. GOVERNMENT/CREDIT INDEX(2)   FUNDS BBB-RATED INDEX(3)
---------   -------   -----------------------   -------------------------------   -------------------------
31-Aug-96   $10,000           $10,000                        $10,000                      $10,000
31-Aug-97   $10,793           $11,124                        $10,844                      $11,170
31-Aug-98   $11,497           $12,177                        $11,818                      $12,010
31-Aug-99   $11,603           $12,262                        $12,078                      $12,085
31-Aug-00   $11,812           $13,048                        $12,836                      $12,798
31-Aug-01   $12,940           $14,843                        $14,413                      $14,167
31-Aug-02   $13,532           $15,614                        $15,529                      $14,601
31-Aug-03   $13,753           $17,070                        $16,344                      $15,887
31-Aug-04   $14,548           $18,386                        $17,172                      $17,131
31-Aug-05   $15,294           $19,286                        $17,610                      $18,026
31-Aug-06   $15,369           $19,388                        $17,938                      $18,414

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED AUGUST 31, 2006

                   CLASS A SHARES*   CLASS B SHARES**    CLASS C SHARES+   CLASS D SHARES++
                  (SINCE 07/28/97)   (SINCE 05/03/89)   (SINCE 07/28/97)   (SINCE 07/28/97)
SYMBOL                  IISAX              IISBX              IISCX              IISDX
1 YEAR                1.01%(4)           0.48%(4)          0.42%(4)            1.33%(4)
                     (3.28)(5)          (4.34)(5)         (0.54)(5)              --
5 YEARS               4.32(4)            3.50(4)           3.51(4)             4.31(4)
                      3.42(5)            3.15(5)           3.51(5)               --
10 YEARS                --               4.39(4)             --                  --
                        --               4.39(5)             --                  --
SINCE INCEPTION       4.66(4)            5.22(4)           3.92(4)             4.75(4)
                      4.16(5)            5.22(5)           3.92(5)               --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE LEHMAN BROTHERS U.S. CORPORATE INDEX COVERS U.S. DOLLAR-DENOMINATED, INVESTMENT-GRADE, FIXED RATE, TAXABLE SECURITIES SOLD BY INDUSTRIAL, UTILITY AND FINANCIAL ISSUERS. IT INCLUDES PUBLICLY ISSUED U.S. CORPORATE AND FOREIGN DEBENTURES AND SECURED NOTES THAT MEET SPECIFIED MATURITY, LIQUIDITY AND QUALITY REQUIREMENTS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE FUND'S BENCHMARK WAS CHANGED FROM THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX TO THE LEHMAN BROTHERS U.S. CORPORATE INDEX TO MORE ACCURATELY REFLECT THE FUND'S INVESTIBLE UNIVERSE.

(2) THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX TRACKS THE PERFORMANCE OF U.S. GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES, AND CORPORATE AND YANKEE BONDS WITH MATURITIES OF 1 TO 10 YEARS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER CORPORATE DEBT FUNDS BBB-RATED CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

~   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON AUGUST 31, 2006.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/06 - 08/31/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING         ENDING       EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                     03/01/06 -
                                                     03/01/06        08/31/06         08/31/06
                                                  -------------   -------------   ---------------
CLASS A
Actual (1.64% return)                               $1,000.00       $1,016.40          $5.34
Hypothetical (5% annual return before expenses)     $1,000.00       $1,019.91          $5.35
CLASS B
Actual (1.43% return)                               $1,000.00       $1,014.30          $8.38
Hypothetical (5% annual return before expenses)     $1,000.00       $1,016.89          $8.39
CLASS C
Actual (1.35% return)                               $1,000.00       $1,013.50          $8.37
Hypothetical (5% annual return before expenses)     $1,000.00       $1,016.89          $8.39
CLASS D
Actual (1.76% return)                               $1,000.00       $1,017.60          $4.07
Hypothetical (5% annual return before expenses)     $1,000.00       $1,021.17          $4.08

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIOS OF 1.05%, 1.65%, 1.65% AND 0.80% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 1.38%, 1.98%, 1.98% AND 1.13% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund taking into account the scope of the services provided.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY INCOME TRUST
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2006

PRINCIPAL
AMOUNT IN                                                COUPON   MATURITY
THOUSANDS                                                 RATE      DATE        VALUE
-------------------------------------------------------------------------------------
            Corporate Bonds (62.6%)
            ADVERTISING/MARKETING SERVICES (0.5%)
     $275   Interpublic Group of Companies, Inc. (The)     5.40%  11/15/09   $253,688
                                                                             --------
            AEROSPACE & DEFENSE (1.0%)
      175   Raytheon Co.                                   4.50   11/15/07    172,891
       32   Raytheon Co.                                   6.75   08/15/07     32,309
      321   Systems 2001 Asset Trust - 144A**             6.664   09/15/13    336,503
                                                                             --------
                                                                              541,703
                                                                             --------
            AIR FREIGHT/COURIERS (0.5%)
       65   FedEx Corp.                                    2.65   04/01/07     63,894
      220   FedEx Corp.                                    7.25   02/15/11    235,649
                                                                             --------
                                                                              299,543
                                                                             --------
            AIRLINES (0.4%)
      229   America West Airlines, Inc. (Series 01-1)      7.10   04/02/21    236,095
                                                                             --------
            APPAREL/FOOTWEAR RETAIL (0.2%)
      100   Limited Brands, Inc.                           6.95   03/01/33     99,340
                                                                             --------
            AUTO PARTS: O.E.M. (0.5%)
      265   Johnson Controls, Inc.                         5.00   11/15/06    264,576
                                                                             --------
            BEVERAGES: ALCOHOLIC (1.4%)
      375   FBG Finance Ltd. - 144A** (Australia)         5.125   06/15/15    355,378
      430   Miller Brewing Co. - 144A**                    4.25   08/15/08    420,735
                                                                             --------
                                                                              776,113
                                                                             --------
            BUILDING PRODUCTS (0.3%)
      160   Masco Corp.                                   4.625   08/15/07    158,202
                                                                             --------
            CABLE/SATELLITE TV (1.2%)
      270   Comcast Cable Communications, Inc.             6.75   01/30/11    282,605
       80   Comcast Cable Communications, Inc.            7.125   06/15/13     85,647
      300   EchoStar DBS Corp.                            6.375   10/01/11    292,875
                                                                             --------
                                                                              661,127
                                                                             --------
            CASINO/GAMING (1.3%)
      580   Harrah's Operating Co., Inc.                  5.625   06/01/15    543,754
      160   Harrah's Operating Co., Inc.                   6.50   06/01/16    159,016
                                                                             --------
                                                                              702,770
                                                                             --------
            COMPUTER PROCESSING HARDWARE (0.6%)
      335   Hewlett-Packard Co.                           5.524+  05/22/09    335,543
                                                                             --------


                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON   MATURITY
THOUSANDS                                                 RATE      DATE         VALUE
---------------------------------------------------------------------------------------
            CONTAINERS/PACKAGING (0.3%)
   $  200   Sealed Air Corp. - 144A**                     5.625%  07/15/13   $  195,571
                                                                             ----------
            DEPARTMENT STORES (1.9%)
    1,045   May Department Stores Co.                      5.95   11/01/08    1,054,874
                                                                             ----------
            DRUGSTORE CHAINS (0.2%)
      105   CVS Corp.                                      5.75   08/15/11      106,050
                                                                             ----------
            ELECTRIC UTILITIES (8.7%)
      420   Ameren Corp.                                  4.263   05/15/07      416,565
      350   Arizona Public Service Co.                     5.80   06/30/14      347,670
      285   Arizona Public Service Co.                     6.75   11/15/06      285,573
      395   CC Funding Trust I                             6.90   02/16/07      397,327
      190   Cincinnati Gas & Electric Co.                  5.70   09/15/12      190,687
      105   Consolidated Natural Gas Co. (Series A)        5.00   12/01/14       99,183
      470   Consolidated Natural Gas Co. (Series B)       5.375   11/01/06      469,820
      310   Consumers Energy Co. (Series H)                4.80   02/17/09      305,203
      205   Detroit Edison Co. (The)                      6.125   10/01/10      210,295
      340   Duquesne Light Co. (Series O)                  6.70   04/15/12      357,663
      200   Entergy Gulf States, Inc. - 144A**             6.02+  12/08/08      200,447
      255   Entergy Gulf States, Inc.                      3.60   06/01/08      246,404
      365   Entergy Gulf States, Inc.                     5.631+  12/01/09      364,756
      205   Monongahela Power Co.                          5.00   10/01/06      204,873
      345   Ohio Power Company - IBC (Series K)            6.00   06/01/16      351,945
      140   Panhandle Eastern Pipe Line Co. (Series B)     2.75   03/15/07      137,967
       70   PSEG Energy Holdings Inc.                     8.625   02/15/08       72,450
      220   Texas Eastern Transmission, LP                 7.00   07/15/32      242,358
                                                                             ----------
                                                                              4,901,186
                                                                             ----------
            ELECTRICAL PRODUCTS (1.5%)
      480   Cooper Industries, Inc.                        5.25   07/01/07      477,441
      360   Cooper Industries, Inc.                        5.25   11/15/12      356,244
                                                                             ----------
                                                                                833,685
                                                                             ----------
            ELECTRONICS/APPLIANCES (0.4%)
      260   LG Electronics Inc. - 144A** (South Korea)     5.00   06/17/10      251,357
                                                                             ----------
            FINANCE/RENTAL/LEASING (4.9%)
      510   CIT Group, Inc.                               2.875   09/29/06      509,196
      620   Countrywide Home Loans, Inc. (Series MTN)      3.25   05/21/08      599,495
      475   Nationwide Building Society - 144A**
               (United Kingdom)                            4.25   02/01/10      459,420
      675   Residential Capital Corp.                     6.375   06/30/10      681,426
      525   Toyota Motor Credit Corp. (Series MTN)         5.65   01/15/07      525,363
                                                                             ----------
                                                                              2,774,900
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                          COUPON   MATURITY
THOUSANDS                                           RATE      DATE       VALUE
---------------------------------------------------------------------------------
            FINANCIAL CONGLOMERATES (3.0%)
  $  735    Chase Manhattan Corp.                    6.00%  02/15/09   $  746,229
     520    GMAC LLC                                6.875   09/15/11      512,672
     410    Prudential Funding LLC
               (Series MTN) - 144A**                 6.60   05/15/08      418,411
                                                                       ----------
                                                                        1,677,312
                                                                       ----------
            FOOD RETAIL (0.3%)
     135    Delhaize America, Inc.                   9.00   04/15/31      158,621
                                                                       ----------
            FOOD: MAJOR DIVERSIFIED (0.6%)
     190    ConAgra Foods, Inc.                      7.00   10/01/28      203,717
     130    ConAgra Foods, Inc.                      8.25   09/15/30      158,289
                                                                       ----------
                                                                          362,006
                                                                       ----------
            FOOD: MEAT/FISH/DAIRY (0.1%)
      50    Pilgrim's Pride Corp.                   9.625   09/15/11       52,625
                                                                       ----------
            GAS DISTRIBUTORS (1.2%)
     370    NiSource Finance Corp.                  5.968+  11/23/09      370,517
       8    Ras Laffan Liquid Natural Gas
               Co. Ltd. - 144A** (Qatar)            7.628   09/15/06        7,736
     270    Sempra Energy                           4.621   05/17/07      268,432
                                                                       ----------
                                                                          646,685
                                                                       ----------
            HOME FURNISHINGS (0.6%)
     130    Mohawk Industries, Inc. (Class C)        6.50   04/15/07      130,672
     210    Mohawk Industries, Inc. (Series D)       7.20   04/15/12      220,054
                                                                       ----------
                                                                          350,726
                                                                       ----------
            HOTELS/RESORTS/CRUISELINES (1.6%)
     695    Hyatt Equities LLC - 144A**             6.875   06/15/07      699,844
     170    Starwood Hotels & Resorts Worldwide,
               Inc.                                 7.375+  05/01/07      172,338
                                                                       ----------
                                                                          872,182
                                                                       ----------
            INSURANCE BROKERS/SERVICES (2.3%)
     935    Farmers Exchange Capital - 144A**        7.05   07/15/28      941,803
     390    Marsh & McLennan Companies, Inc.        5.875   08/01/33      353,015
                                                                       ----------
                                                                        1,294,818
                                                                       ----------
            MAJOR BANKS (3.4%)
     485    HSBC Finance Corp.                       6.75   05/15/11      512,533
     285    USB Capital IX                          6.189+     ++         286,475
   1,140    Wachovia Capital Trust III               5.80+     ++       1,136,042
                                                                       ----------
                                                                        1,935,050
                                                                       ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                          COUPON   MATURITY
THOUSANDS                                           RATE      DATE        VALUE
---------------------------------------------------------------------------------
            MAJOR TELECOMMUNICATIONS (5.3%)
   $505     AT&T Corp.                               8.00+% 11/15/31   $  605,135
    150     Deutsche Telekom International
               Finance BV (Netherlands)              8.00+  06/15/10      163,257
    380     France Telecom SA (France)               8.50+  03/01/31      486,309
    300     SBC Communications, Inc.                 6.15   09/15/34      286,789
    305     Sprint Capital Corp.                     8.75   03/15/32      370,889
    255     Telecom Italia Capital SA
               (Luxembourg)                          4.00   11/15/08      247,217
    215     Telecom Italia Capital SA
               (Luxembourg)                          4.00   01/15/10      204,443
    385     Telefonica Europe BV (Netherlands)       8.25   09/15/30      455,095
    165     Verizon Global Funding Corp.             7.25   12/01/10      176,222
                                                                       ----------
                                                                        2,995,356
                                                                       ----------
            MANAGED HEALTH CARE (0.1%)
     55     WellPoint, Inc.                          4.25   12/15/09       53,226
                                                                       ----------
            MEDIA CONGLOMERATES (1.5%)
    250     News America Holdings, Inc.              7.75   02/01/24      273,886
    220     News America, Inc.                       7.28   06/30/28      232,546
    355     Viacom, Inc. - 144A**                   6.875   04/30/36      349,310
                                                                       ----------
                                                                          855,742
                                                                       ----------
            MOTOR VEHICLES (2.0%)
    335     DaimlerChrysler North American
               Holdings Co.                          8.50   01/18/31      403,428
    855     General Motors Corp.                    8.375   07/15/33      720,337
                                                                       ----------
                                                                        1,123,765
                                                                       ----------
            MULTI-LINE INSURANCE (1.7%)
    450     AIG SunAmerica Global
               Financing VI - 144A**                 6.30   05/10/11      468,434
    485     American General Finance Corp.
               (Series MTNH)                        4.625   09/01/10      472,447
                                                                       ----------
                                                                          940,881
                                                                       ----------
            OIL & GAS PIPELINES (1.5%)
    130     Kinder Morgan Energy Partners, L.P.     5.125   11/15/14      122,993
    390     Kinder Morgan Finance Co. (Canada)       5.70   01/05/16      355,495
    360     Plains All American Pipeline LP/PAA
               Finance Corp. - 144A**                6.70   05/15/36      371,544
                                                                       ----------
                                                                          850,032
                                                                       ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                             COUPON   MATURITY
THOUSANDS                                              RATE      DATE        VALUE
------------------------------------------------------------------------------------
            OIL & GAS PRODUCTION (1.1%)
    $410    Kerr-McGee Corp.                           5.875%  09/15/06   $  409,947
     230    Kerr-McGee Corp.                           6.625   10/15/07      233,494
                                                                          ----------
                                                                             643,441
                                                                          ----------
            OTHER METALS/MINERALS (0.7%)
     385    Brascan Corp. (Canada)                     7.125   06/15/12      409,956
                                                                          ----------
            PROPERTY - CASUALTY INSURERS (3.9%)
     645    Mantis Reef Ltd. - 144A** (Australia)      4.692   11/14/08      632,031
     285    Platinum Underwriters Finance, Inc.
               (Series B)                               7.50   06/01/17      288,616
     350    Platinum Underwriters Holdings, Ltd.
               (Series B) (Bermuda)                    6.371   11/16/07      347,723
     250    St. Paul Travelers Companies, Inc.
                (The)                                   5.01   08/16/07      247,978
     675    Xlliac Global Funding - 144A**              4.80   08/10/10      659,457
                                                                          ----------
                                                                           2,175,805
                                                                          ----------
            PULP & PAPER (1.2%)
     100    Abitibi-Consolidated Inc. (Canada)          8.85   08/01/30       85,750
     440    Bowater Canada Finance (Canada)             7.95   11/15/11      424,600
     150    Sappi Papier Holding AG - 144A**
               (Austria)                                6.75   06/15/12      143,392
                                                                          ----------
                                                                             653,742
                                                                          ----------
            RAILROADS (1.1%)
     270    Norfolk Southern Corp.                      7.35   05/15/07      273,284
     200    Union Pacific Corp.                        6.625   02/01/08      203,153
     160    Union Pacific Corp. (Series MTNE)           6.79   11/09/07      162,130
                                                                          ----------
                                                                             638,567
                                                                          ----------
            REAL ESTATE DEVELOPMENT (1.0%)
     307    World Financial Properties - 144A**         6.91   09/01/13      321,559
     227    World Financial Properties - 144A**         6.95   09/01/13      237,851
                                                                          ----------
                                                                             559,410
                                                                          ----------
            REGIONAL BANKS (0.3%)
     175    US Bancorp (Series MTNN)                    5.10   07/15/07      174,422
                                                                          ----------
            RESTAURANTS (0.3%)
     160    Tricon Global Restaurants, Inc.            8.875   04/15/11      180,491
                                                                          ----------
            SAVINGS BANKS (1.7%)
      70    Household Finance Corp.                    4.125   11/16/09       67,599
     170    Household Finance Corp.                     8.00   07/15/10      185,468
     685    Washington Mutual Bank                      5.50   01/15/13      681,234
                                                                          ----------
                                                                             934,301
                                                                          ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                             COUPON   MATURITY
THOUSANDS                                              RATE      DATE        VALUE
-------------------------------------------------------------------------------------
            TOBACCO (0.3%)
  $  155    Reynolds American Inc. - 144A**             7.25%  06/01/13   $   159,547
                                                                          -----------
            Total Corporate Bonds
               (COST $35,684,212)                                          35,145,032
                                                                          -----------
            Asset-Backed Securities (5.4%)
            FINANCE/RENTAL/LEASING
     198    CIT Equipment Collateral 2004-EF1 A3        3.50   09/20/08       195,773
     457    DaimlerChrysler Auto Trust 2003-B A4        2.86   03/09/09       450,050
     325    Ford Credit Auto Owner Trust 2005-B A3      4.17   01/15/09       322,930
     450    Harley-Davidson Motorcycle Trust
               2004-2 A2                                3.56   02/15/12       443,609
     800    MBNA Credit Card Master Note Trust
               2004-A4 A4                               2.70   09/15/09       788,045
     500    TXU Electric Delivery Transition Bond
               Co.  LLC 2004-1 A2                       4.81   11/17/14       489,870
     350    Volkswagen Auto Lease Trust 2005-A A3       3.82   05/20/08       348,078
                                                                          -----------
            Total Asset-Backed Securities
               (COST $3,085,267)                                            3,038,355
                                                                          -----------
            U.S. Government Agencies -
               Mortgage-Backed Securities (0.1%)
      15    Federal Home Loan Mortgage Corp.            7.50   09/01/30        15,079
      28    Federal National Mortgage Association       7.50   09/01/29
                                                                   -
                                                               04/01/32        28,676
                                                                          -----------
            Total U.S. Government Agencies -
               Mortgage-Backed Securities
               (COST $44,502)                                                  43,755
                                                                          -----------
            U.S. Government Obligations (9.5%)
   2,310    U.S. Treasury Bond                         6.125   08/15/29     2,686,098
     900    U.S. Treasury Bond                         6.375   08/15/27     1,066,852
   1,600    U.S. Treasury Note                          4.25   11/15/13     1,554,376
                                                                          -----------
            Total U.S. Government Obligations
               (COST $5,468,397)                                            5,307,326
                                                                          -----------
            Foreign Government Obligation (0.6%)
MXN 2,985   Mexican Fixed Rate Bonds (Series M20)
               (Mexico) (COST $295,652)                10.00   12/05/24       313,308
                                                                          -----------
            Short-Term Investments (21.2%)
            U.S. Government Obligation (a) (0.2%)
  $  100    U.S. Treasury Bill* (COST $98,134)          5.09   01/11/07        98,134
                                                                          -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                   COUPON   MATURITY
THOUSANDS                                                    RATE      DATE        VALUE
-------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT (21.0%)
 $11,778    Joint repurchase agreement account
               (dated 08/31/06; proceeds $11,779,724) (b)
               (COST $11,778,000)                             5.27%  09/01/06   $11,778,000
                                                                                -----------
            TOTAL SHORT-TERM INVESTMENTS
               (COST $11,876,134)                                                11,876,134
                                                                                -----------
            TOTAL INVESTMENTS
               (COST $56,454,164) (C) (D)                                99.4%   55,723,910
            OTHER ASSETS IN EXCESS OF LIABILITIES                         0.6       354,239
                                                                        -----   -----------
            NET ASSETS                                                  100.0%  $56,078,149
                                                                        =====   ===========

----------
MXN  MEXICAN NEW PESO.

* A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $70,020.

**   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.

+    FLOATING RATE SECURITY, RATE SHOWN IS THE RATE IN EFFECT AT AUGUST 31,
     2006.

++ SECURITIES REPRESENT BENEFICIAL INTEREST IN TRUSTS. THE CORRESPONDING ASSETS OF THE TRUSTS ARE JUNIOR SUBORDINATED NOTES DUE 2042 AND A STOCK PURCHASE CONTRACT TO PURCHASE PREFERRED STOCK ON OR ABOUT MARCH 15, 2011 FOR WACHOVIA CAPITAL TRUST III AND ON OR ABOUT APRIL 15, 2011 FOR USB CAPITAL IX. SECURITIES HAVE A PERPETUAL MATURITY AND THE TRUSTS WILL REDEEM THEM ONLY TO THE EXTENT THE PREFERRED STOCK IS REDEEMED.

(a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.

(b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

(c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $19,347,458 IN CONNECTION WITH OPEN FUTURES CONTRACTS.

(d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $56,927,855. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $121,891 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,325,836 RESULTING IN NET UNREALIZED DEPRECIATION OF $1,203,945.

FUTURES CONTRACTS OPEN AT AUGUST 31, 2006:

                                                                            UNREALIZED
NUMBER OF                   DESCRIPTION, DELIVERY      UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT         MONTH AND YEAR          AMOUNT AT VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------
   87          Long      U.S. Treasury Notes 10 year     $ 9,341,625        $ 54,327
                            December 2006
   25          Long      U.S. Treasury Bonds 20 year       2,776,563          16,659
                            December 2006
   10          Long      U.S. Treasury Notes 5 year        1,051,093           3,969
                            December 2006
   31          Short     U.S. Treasury Notes 2 year       (6,334,657)        (11,255)
                            December 2006
                                                                            --------
                         Net Unrealized Appreciation                        $ 63,700
                                                                            ========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2006

Assets:
Investments in securities, at value (cost $56,454,164) (including
   a repurchase agreement of $11,778,000)                           $55,723,910
Receivable for:
   Interest                                                             589,145
   Shares of beneficial interest sold                                    44,240
   Variation margin                                                      24,279
Prepaid expenses and other assets                                        43,344
                                                                    -----------
   Total Assets                                                      56,424,918
                                                                    -----------
Liabilities:
Payable for:
   Investments purchased                                                 95,328
   Shares of beneficial interest redeemed                                64,003
   Distribution fee                                                      25,847
   Dividends and distributions to shareholders                           13,295
   Administration fee                                                     3,809
   Transfer agent fee                                                     1,450
   Investment advisory fee                                                  373
Accrued expenses and other payables                                     142,664
                                                                    -----------
   Total Liabilities                                                    346,769
                                                                    -----------
   Net Assets                                                       $56,078,149
                                                                    ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                     $64,287,627
Net unrealized depreciation                                            (666,540)
Dividends in excess of net investment income                           (468,099)
Accumulated net realized loss                                        (7,074,839)
                                                                    -----------
   Net Assets                                                       $56,078,149
                                                                    ===========
CLASS A SHARES:
Net Assets                                                          $27,444,668
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             2,946,802
   Net Asset Value Per Share                                        $      9.31
                                                                    ===========
   Maximum Offering Price Per Share,
   (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)                  $      9.72
                                                                    ===========
CLASS B SHARES:
Net Assets                                                          $23,610,264
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             2,556,266
   Net Asset Value Per Share                                        $      9.24
                                                                    ===========
CLASS C SHARES:
Net Assets                                                          $ 3,986,356
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)               430,791
   Net Asset Value Per Share                                        $      9.25
                                                                    ===========
CLASS D SHARES:
Net Assets                                                          $ 1,036,861
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)               112,592
   Net Asset Value Per Share                                        $      9.21
                                                                    ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations
FOR THE YEAR ENDED AUGUST 31, 2006

Net Investment Income:
Interest Income                                                     $ 3,355,911
                                                                    -----------
Expenses
Investment advisory fee                                                 272,729
Distribution fee (Class A shares)                                        73,549
Distribution fee (Class B shares)                                       244,972
Distribution fee (Class C shares)                                        39,283
Transfer agent fees and expenses                                        101,020
Professional fees                                                        97,662
Shareholder reports and notices                                          68,806
Registration fees                                                        54,272
Administration fee                                                       51,948
Custodian fees                                                           29,097
Trustees' fees and expenses                                               8,209
Other                                                                    28,704
                                                                    -----------
   Total Expenses                                                     1,070,251
Less: amounts waived/reimbursed                                        (192,583)
Less: expense offset                                                       (381)
                                                                    -----------
   Net Expenses                                                         877,287
                                                                    -----------
   Net Investment Income                                              2,478,624
                                                                    -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments                                                            (507,498)
Futures contracts                                                       (40,840)
Foreign exchange transactions                                               222
                                                                    -----------
   Net Realized Loss                                                   (548,116)
                                                                    -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments                                                          (1,931,391)
Futures contracts                                                        18,425
Translation of other assets and liabilities denominated in
   foreign currencies                                                        14
                                                                    -----------
   Net Depreciation                                                  (1,912,952)
                                                                    -----------
   Net Loss                                                          (2,461,068)
                                                                    -----------
Net Increase                                                        $    17,556
                                                                    ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                        FOR THE YEAR       FOR THE YEAR
                                                            ENDED              ENDED
                                                       AUGUST 31, 2006    AUGUST 31, 2005
                                                       ---------------    ---------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                   $  2,478,624       $  3,150,109
Net realized gain (loss)                                    (548,116)         1,103,433
Net change in unrealized appreciation/depreciation        (1,912,952)           125,178
                                                        ------------       ------------
   Net Increase                                               17,556          4,378,720
                                                        ------------       ------------
Dividends to Shareholders from Net Investment Income:
Class A shares                                            (1,351,335)          (753,287)
Class B shares                                            (1,148,059)        (2,357,036)
Class C shares                                              (195,369)          (284,981)
Class D shares                                               (87,255)          (258,588)
                                                        ------------       ------------
   Total Dividends                                        (2,782,018)        (3,653,892)
                                                        ------------       ------------
Net decrease from transactions in shares of
   beneficial interest                                   (19,844,812)       (16,476,445)
                                                        ------------       ------------
   Net Decrease                                          (22,609,274)       (15,751,617)
Net Assets:
Beginning of period                                       78,687,423         94,439,040
                                                        ------------       ------------
End of Period
(INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT
   INCOME OF $468,099 AND  $695,546, RESPECTIVELY)      $ 56,078,149       $ 78,687,423
                                                        ============       ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INCOME TRUST

NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006

1. Organization and Accounting Policies

Morgan Stanley Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 1, 1988 and commenced operations on May 3, 1989. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; 0.22% to the portion of the daily net assets exceeding $1.25 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 0.80% of the average daily net assets of the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,273,519 at August 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended August 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.81%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $88,057 and $857, respectively and received $8,985 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the year ended August 31, 2006, aggregated $15,931,941, and $41,555,751, respectively. Included in the aforementioned are purchases and sales/prepayments/maturities of U.S. Government securities of $2,101,629 and $4,728,206, respectively. Also included are sales of $2,243,199 including realized losses of $29,301 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended August 31, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,311. At August 31, 2006, the Fund had an accrued pension liability of $63,774 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees they receive for serving on the Board of Trustees. Each eligible Trustee generally may elect to have their deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                           FOR THE YEAR                FOR THE YEAR
                                               ENDED                       ENDED
                                          AUGUST 31, 2006             AUGUST 31, 2005
                                     -------------------------   -------------------------
                                       SHARES        AMOUNT        SHARES         AMOUNT
                                     ----------   ------------   ----------   ------------
CLASS A SHARES
Sold                                    156,715   $  1,466,141      221,589   $  2,132,992
Conversion from Class B                 190,685      1,777,314    2,729,474     25,880,591
Reinvestment of dividends                94,149        875,029       52,537        502,897
Redeemed                               (814,473)    (7,559,395)    (481,353)    (4,601,088)
                                     ----------   ------------   ----------   ------------
Net increase (decrease) -- Class A     (372,924)    (3,440,911)   2,522,247     23,915,392
                                     ----------   ------------   ----------   ------------
CLASS B SHARES
Sold                                    208,457      1,938,867      523,679      4,969,424
Conversion to Class A                  (192,286)    (1,777,314)  (2,752,699)   (25,880,591)
Reinvestment of dividends                83,528        770,628      160,297      1,521,702
Redeemed                             (1,277,420)   (11,801,546)  (1,965,508)   (18,649,225)
                                     ----------   ------------   ----------   ------------
Net decrease -- Class B              (1,177,721)   (10,869,365)  (4,034,231)   (38,038,690)
                                     ----------   ------------   ----------   ------------
CLASS C SHARES
Sold                                     32,134        297,455      127,272      1,208,754
Reinvestment of dividends                16,168        149,433       22,019        209,341
Redeemed                               (265,696)    (2,463,606)    (287,875)    (2,733,330)
                                     ----------   ------------   ----------   ------------
Net decrease -- Class C                (217,394)    (2,016,718)    (138,584)    (1,315,235)
                                     ----------   ------------   ----------   ------------
CLASS D SHARES
Sold                                     19,239        177,050       70,246        665,641
Reinvestment of dividends                 6,396         59,077       21,317        201,615
Redeemed                               (405,325)    (3,753,945)    (201,163)    (1,905,168)
                                     ----------   ------------   ----------   ------------
Net decrease -- Class D                (379,690)    (3,517,818)    (109,600)    (1,037,912)
                                     ----------   ------------   ----------   ------------
Net decrease in Fund                 (2,147,729)  $(19,844,812)  (1,760,168)  $(16,476,445)
                                     ==========   ============   ==========   ============

6. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                 FOR THE YEAR      FOR THE YEAR
                                                     ENDED             ENDED
                                               AUGUST 31, 2006   AUGUST 31, 2005
                                               ---------------   ---------------
Ordinary income                                   $2,786,370        $3,679,846
                                                  ==========        ==========

As of August 31, 2006, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                                       $    70,889
Undistributed long-term gains                                                --
                                                                    -----------
Net accumulated earnings                                                 70,889
Capital loss carryforward*                                           (6,091,410)
Post-October losses                                                    (907,796)
Temporary differences                                                   (77,230)
Net unrealized depreciation                                          (1,203,931)
                                                                    -----------
Total accumulated losses                                            $(8,209,478)
                                                                    ===========

* As of August 31, 2006, the Fund had a net capital loss carryforward of $6,091,410 of which $1,146,203 will expire on August 31, 2008, $2,891,735 will expire on August 31, 2009, $313,469 will expire on August 31, 2010, $1,513,272 will expire on August 31, 2012 and $226,731 will expire on August 31, 2014 to offset future capital gains to the extent provided by regulations.

As of August 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), mark-to-market of open futures contracts and book amortization of premiums on debt securities and permanent book/tax differences primarily attributable to losses on paydowns, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $125,501, accumulated net realized loss was charged $405,340 and dividends in excess of net investment income was credited $530,841.

7. EXPENSE OFFSET

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

8. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also rise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

MORGAN STANLEY INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                        FOR THE YEAR ENDED AUGUST 31,
                                             ---------------------------------------------------
                                               2006        2005        2004      2003      2002
                                             -------     -------     -------    ------   -------
Class A Shares:
Selected Per Share Data:
Net asset value, beginning of period         $  9.65     $  9.56     $ 9.39     $ 9.53   $  9.35
                                             -------     -------     ------     ------   -------
Income (loss) from investment operations:
   Net investment income                        0.40        0.38       0.35       0.20      0.37
   Net realized and unrealized gain (loss)     (0.31)       0.16       0.26       0.01      0.19
                                             -------     -------     ------     ------   -------
Total income from investment operations         0.09        0.54       0.61       0.21      0.56
                                             -------     -------     ------     ------   -------
Less dividends from net investment income      (0.43)      (0.45)     (0.44)     (0.35)    (0.38)
                                             -------     -------     ------     ------   -------
Net asset value, end of period               $  9.31     $  9.65     $ 9.56     $ 9.39   $  9.53
                                             =======     =======     ======     ======   =======
Total Return+                                   1.01%       5.81%      6.57%      2.17%     6.17%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)          1.05%(2)    1.03%(2)   1.19%(2)   1.14%     1.04%
Net investment income                           4.12%(2)    4.08%(2)   3.86%(2)   2.14%     4.03%
Supplemental Data:
Net assets, end of period, in thousands      $27,445     $32,038     $7,628     $9,636   $10,730
Portfolio turnover rate                           28%         46%       164%       429%      400%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(2) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                      EXPENSE   NET INVESTMENT
                      PERIOD ENDED     RATIO     INCOME RATIO
                    ---------------   -------   --------------
                    AUGUST 31, 2006    1.35%         3.82%
                    AUGUST 31, 2005    1.18          3.93
                    AUGUST 31, 2004    1.24          3.81

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FOR THE YEAR ENDED AUGUST 31,
                                             -----------------------------------------------------------
                                               2006         2005         2004         2003        2002
                                             -------      -------      -------      -------     --------
Class B Shares:
Selected Per Share Data:
Net asset value, beginning of period         $  9.57      $  9.48      $  9.32      $  9.45     $   9.35
                                             -------      -------      -------      -------     --------
Income (loss) from investment operations:
   Net investment income                        0.37         0.31         0.29         0.14         0.31
   Net realized and unrealized gain (loss)     (0.33)        0.16         0.24         0.02         0.10
                                             -------      -------      -------      -------     --------
Total income from investment operations         0.04         0.47         0.53         0.16         0.41
                                             -------      -------      -------      -------     --------
Less dividends from net investment income      (0.37)       (0.38)       (0.37)       (0.29)       (0.31)
                                             -------      -------      -------      -------     --------
Net asset value, end of period               $  9.24      $  9.57      $  9.48      $  9.32     $   9.45
                                             =======      =======      =======      =======     ========
Total Return+                                   0.48%        5.13%        5.78%        1.63%        4.58%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)          1.65%(2)     1.65%(2)     1.85%(2)     1.79%        1.72%
Net investment income                           3.52%(2)     3.46%(2)     3.20%(2)     1.49%        3.35%
Supplemental Data:
Net assets, end of period, in thousands      $23,610      $35,739      $73,650      $99,695     $103,238
Portfolio turnover rate                           28%          46%         164%         429%         400%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(2) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                      EXPENSE   NET INVESTMENT
                      PERIOD ENDED     RATIO     INCOME RATIO
                    ---------------   -------   --------------
                    AUGUST 31, 2006     1.95%        3.22%
                    AUGUST 31, 2005     1.80         3.31
                    AUGUST 31, 2004     1.90         3.15

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                        FOR THE YEAR ENDED AUGUST 31,
                                            ----------------------------------------------------
                                             2006        2005        2004         2003     2002
                                            ------      ------      ------      -------   ------
Class C Shares:
Selected Per Share Data:
Net asset value, beginning of period        $ 9.59      $ 9.50      $ 9.34      $  9.46   $ 9.36
                                            ------      ------      ------      -------   ------
Income (loss) from investment operations:
   Net investment income                      0.37        0.31        0.29         0.14     0.31
   Net realized and unrealized gain
      (loss)                                 (0.34)       0.17        0.24         0.03     0.10
                                            ------      ------      ------      -------   ------
Total income from investment operations       0.03        0.48        0.53         0.17     0.41
                                            ------      ------      ------      -------   ------
Less dividends from net investment income    (0.37)      (0.39)      (0.37)       (0.29)   (0.31)
                                            ------      ------      ------      -------   ------
Net asset value, end of period              $ 9.25      $ 9.59      $ 9.50      $  9.34   $ 9.46
                                            ======      ======      ======      =======   ======
Total Return+                                 0.42%       5.16%       5.77%        1.74%    4.57%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)        1.61%(2)    1.62%(2)    1.85%(2)     1.79%    1.72%
Net investment income                         3.56%(2)    3.49%(2)    3.20%(2)     1.49%    3.35%
Supplemental Data:
Net assets, end of period, in thousands     $3,986      $6,215      $7,474      $10,389   $6,415
Portfolio turnover rate                         28%         46%        164%         429%     400%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(2) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                      EXPENSE   NET INVESTMENT
                      PERIOD ENDED     RATIO     INCOME RATIO
                    ---------------   -------   --------------
                    AUGUST 31, 2006     1.91%        3.26%
                    AUGUST 31, 2005     1.77         3.34
                    AUGUST 31, 2004     1.90         3.15

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                         FOR THE YEAR ENDED AUGUST 31,
                                             ----------------------------------------------------
                                              2006        2005        2004        2003      2002
                                             ------      ------      ------      ------   -------
Class D Shares:
Selected Per Share Data:
Net asset value, beginning of period         $ 9.54      $ 9.45      $ 9.29      $ 9.43   $  9.35
                                             ------      ------      ------      ------   -------
Income (loss) from investment operations:
   Net investment income                       0.43        0.39        0.37        0.22      0.38
   Net realized and unrealized gain (loss)    (0.31)       0.16        0.24        0.01      0.09
                                             ------      ------      ------      ------   -------
Total income from investment operations        0.12        0.55        0.61        0.23      0.47
                                             ------      ------      ------      ------   -------
Less dividends from net investment income     (0.45)      (0.46)      (0.45)      (0.37)    (0.39)
                                             ------      ------      ------      ------   -------
Net asset value, end of period               $ 9.21      $ 9.54      $ 9.45      $ 9.29   $  9.43
                                             ======      ======      ======      ======   =======
Total Return+                                  1.33%       6.03%       6.68%       2.39%     5.23%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)         0.80%(2)    0.80%(2)    1.00%(2)    0.94%     0.87%
Net investment income                          4.37%(2)    4.31%(2)    4.05%(2)    2.34%     4.20%
Supplemental Data:
Net assets, end of period, in thousands      $1,037      $4,695      $5,687      $7,113   $11,943
Portfolio turnover rate                          28%         46%        164%        429%      400%

----------
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(2) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                     EXPENSE   NET INVESTMENT
                     PERIOD ENDED     RATIO     INCOME RATIO
                   ---------------   -------   -------------
                   AUGUST 31, 2006    1.10%         4.07%
                   AUGUST 31, 2005    0.95          4.16
                   AUGUST 31, 2004    1.05          4.00

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INCOME TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Income Trust (the "Fund"), including the portfolio of investments, as of August 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Income Trust as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 23, 2006

MORGAN STANLEY INCOME TRUST
RESULTS OF SPECIAL SHAREHOLDER MEETING

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the quorum necessary in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006, to permit further solicitation of proxies. The meeting was held on August 23, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

                        FOR      WITHHOLD   ABSTAIN
                     ---------   --------   -------
Frank L. Bowman      3,373,253    110,191      0
Kathleen A. Dennis   3,373,820    109,624      0
James F. Higgins     3,375,967    107,477      0
Joseph J. Kearns     3,371,053    112,391      0
Michael F. Klein     3,375,967    107,477      0
W. Allen Reed        3,370,419    113,025      0
Fergus Reid          3,369,173    114,271      0

(2) Elimination of certain fundamental investment restrictions:

                                                                    FOR      AGAINST   ABSTAIN
                                                                 ---------   -------   -------
Elimination of the fundamental policy restricting the Fund's
   ability to pledge assets                                      2,940,013    79,557   129,203
Elimination of the fundamental policy restricting purchases of
   securities on margin                                          2,931,021    75,120   142,632
Elimination of the fundamental policy prohibiting investments
   in oil, gas, and other  types of minerals or mineral leases   2,946,614    75,250   126,909
Elimination of the fundamental policy prohibiting or
   restricting the purchase of  securities of issuers in which
   Directors or Officers have an interest                        2,922,010    81,032   145,731
Elimination of the fundamental policy prohibiting investments
   for purposes of  exercising control                           2,941,102    72,734   134,937
Elimination of the fundamental policy regarding investments in
   unseasoned  companies                                         2,931,644    75,196   141,933

(3) Modify certain fundamental investment restrictions for:

                                                                    FOR      AGAINST   ABSTAIN
                                                                 ---------   -------   -------
Modify fundamental policy regarding diversification              2,962,733    63,448   122,592
Modify fundamental policy regarding borrowing money              2,946,951    75,657   126,165
Modify fundamental policy regarding loans                        2,938,124    72,575   138,074
Modify fundamental policy regarding investment in commodities,
   commodity  contracts and futures contracts                    2,934,508    83,031   131,234
Modify fundamental policy regarding issuance of senior
   securities                                                    2,954,018    67,059   127,696

(4) Reclassify certain fundamental policies as non-fundamental policies:

                                                                    FOR      AGAINST   ABSTAIN
                                                                 ---------   -------   -------
Reclassification as non-fundamental the fundamental policy
   regarding the short sale of securities                        2,945,867    79,574   123,332
Reclassification as non-fundamental the fundamental policy
   prohibiting investments in other investment companies         2,954,301    76,385   118,087
Reclassification as non-fundamental the fundamental policy
   prohibiting or limiting investments in illiquid or
   restricted securities                                         2,937,188    71,788   139,797

MORGAN STANLEY INCOME TRUST
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                         TERM OF                                IN FUND
                                         POSITION(S)   OFFICE AND                               COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN        OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE             REGISTRANT  TIME SERVED*    DURING PAST 5 YEARS     BY TRUSTEE**       HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
Frank L. Bowman (61)                     Trustee      Since         President and Chief      161            Director of the National
c/o Kramer Levin Naftalis & Frankel LLP               August 2006   Executive Officer of                    Energy Foundation, the
Counsel to the Independent Trustees                                 the Nuclear Energy                      U.S. Energy Association,
1177 Avenue of the Americas                                         Institute (policy                       the American Council for
New York, NY 10036                                                  organization) (since                    Capital Formation and
                                                                    February 2005);                         the Armed Services YMCA
                                                                    Director or Trustee of                  of the USA.
                                                                    various Retail and
                                                                    Institutional Funds
                                                                    (since August 2006)
                                                                    formerly variously,
                                                                    Admiral in the U.S.
                                                                    Navy, Director of Naval
                                                                    Nuclear Propulsion
                                                                    Program and Deputy
                                                                    Administrator - Naval
                                                                    Reactors in the
                                                                    National Nuclear
                                                                    Security Administration
                                                                    at the U.S. Department
                                                                    of Energy (1996-2004),
                                                                    Honorary Knight
                                                                    Commander of the Most
                                                                    Excellent Order of the
                                                                    British Empire.

Michael Bozic (65)                       Trustee      Since         Private investor;        175            Director of various
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    Chairperson of the                      business organizations.
Counsel to the Independent Trustees                                 Valuation, Insurance
1177 Avenue of the Americas                                         and Compliance
New York, NY 10036                                                  Committee (since
                                                                    October 2006); Director
                                                                    or Trustee of the
                                                                    Retail Funds (since
                                                                    April 1994) and the
                                                                    Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Chairperson of
                                                                    the Insurance Committee
                                                                    (July 2006-September
                                                                    2006); Vice Chairman of
                                                                    Kmart Corporation
                                                                    (December 1998-October
                                                                    2000), Chairman and
                                                                    Chief Executive Officer
                                                                    of Levitz Furniture
                                                                    Corporation (November
                                                                    1995-November 1998) and
                                                                    President and Chief
                                                                    Executive Officer of
                                                                    Hills Department Stores
                                                                    (May 1991-July 1995);
                                                                    variously Chairman,
                                                                    Chief Executive
                                                                    Officer, President and
                                                                    Chief Operating Officer
                                                                    (1987-1991) of the
                                                                    Sears Merchandise Group
                                                                    of Sears, Roebuck & Co.

Kathleen A. Dennis (53)                  Trustee      Since         President, Cedarwood     161            None.
c/o Kramer Levin Naftalis & Frankel LLP               August 2006   Associates (mutual fund
Counsel to the Independent Trustees                                 consulting) (since
1177 Avenue of the Americas                                         2006); Chairperson of
New York, NY 10036                                                  the Closed-End, Money
                                                                    Market and Alternatives
                                                                    Sub-Committee of the
                                                                    Investment Committee
                                                                    (since October 2006)
                                                                    and Director or Trustee
                                                                    of various Retail and
                                                                    Institutional Funds
                                                                    (since August 2006);
                                                                    formerly, Senior
                                                                    Managing Director of
                                                                    Victory Capital
                                                                    Management (1993-2006).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                         TERM OF                                IN FUND
                                         POSITION(S)   OFFICE AND                               COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN        OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE             REGISTRANT  TIME SERVED*    DURING PAST 5 YEARS     BY TRUSTEE**       HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
Edwin J. Garn (73)                       Trustee      Since         Consultant; Director or  175            Director of Franklin
1031 N. Chartwell Court                               January 1993  Trustee of the Retail                   Covey (time management
Salt Lake City, UT 84103                                            Funds (since January                    systems), BMW Bank of
                                                                    1993) and the                           North America, Inc.
                                                                    Institutional Funds                     (industrial loan
                                                                    (since July 2003);                      corporation), Escrow
                                                                    Member of the Utah                      Bank USA (industrial
                                                                    Regional Advisory Board                 loan corporation);
                                                                    of Pacific Corp.                        United Space Alliance
                                                                    (utility company);                      (joint venture between
                                                                    formerly Managing                       Lockheed Martin and the
                                                                    Director of Summit                      Boeing Company) and
                                                                    Ventures LLC                            Nuskin Asia Pacific
                                                                    (2000-2004) (lobbying                   (multilevel marketing);
                                                                    and consulting firm);                   member of the board of
                                                                    (2000-2004) United                      various civic and
                                                                    States Senator (R-Utah)                 charitable
                                                                    (1974-1992) and                         organizations.
                                                                    Chairman, Senate
                                                                    Banking Committee
                                                                    (1980-1986), Mayor of
                                                                    Salt Lake City, Utah
                                                                    (1971-1974), Astronaut,
                                                                    Space Shuttle Discovery
                                                                    (April 12-19, 1985),
                                                                    and Vice Chairman,
                                                                    Huntsman Corporation
                                                                    (chemical company).

Wayne E. Hedien (72)                     Trustee      Since         Retired; Director or     175            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September     Trustee of the Retail                   Group Inc. (private
Counsel to the Independent Trustees                   1997          Funds; (Since September                 mortgage insurance);
1177 Avenue of the Americas                                         1997) and the                           Trustee and Vice
New York, NY 10036                                                  Institutional Funds                     Chairman of The Field
                                                                    (since July 2003);                      Museum of Natural
                                                                    formerly associated                     History; director of
                                                                    with the Allstate                       various other business
                                                                    Companies (1966-1994),                  and charitable
                                                                    most recently as                        organizations.
                                                                    Chairman of The
                                                                    Allstate Corporation
                                                                    (March 1993-December
                                                                    1994) and Chairman and
                                                                    Chief Executive Officer
                                                                    of its wholly-owned
                                                                    subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

Dr. Manuel H. Johnson (57)               Trustee      Since         Senior Partner, Johnson  175            Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                         July 1991     Smick International,                    (home construction);
888 16th Street, N.W.                                               Inc., a consulting                      Director of KFX Energy;
Suite 740                                                           firm; Chairperson of                    Director of RBS
Washington, D.C. 20006                                              the Investment                          Greenwich Capital
                                                                    Committee (since                        Holdings (financial
                                                                    October 2006) and                       holding company).
                                                                    Director or Trustee of
                                                                    the Retail Funds (since
                                                                    July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2003);
                                                                    Co-Chairman and a
                                                                    founder of the Group of
                                                                    Seven Council (G7C), an
                                                                    international economic
                                                                    commission; formerly
                                                                    Chairman of the Audit
                                                                    Committee (July
                                                                    1991-September 2006);
                                                                    Vice Chairman of the
                                                                    Board of Governors of
                                                                    the Federal Reserve
                                                                    System and Assistant
                                                                    Secretary of the U.S.
                                                                    Treasury.

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                         TERM OF                                IN FUND               OTHER
                                         POSITION(S)   OFFICE AND                               COMPLEX           DIRECTORSHIPS
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN              HELD BY
          INDEPENDENT TRUSTEE             REGISTRANT  TIME SERVED*    DURING PAST 5 YEARS     BY TRUSTEE**           TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
Joseph J. Kearns (64)                    Trustee      Since         President, Kearns &      176            Director of Electro Rent
c/o Kearns & Associates LLC                           July 2003     Associates LLC                          Corporation (equipment
PMB754 23852                                                        (investment                             leasing), The Ford
Pacific Coast Highway                                               consulting);                            Family Foundation, and
Malibu, CA 90265                                                    Chairperson of the                      the UCLA Foundation.
                                                                    Audit Committee (since
                                                                    October 2006) and
                                                                    Director or Trustee of
                                                                    the Retail Funds (since
                                                                    July 2003) and the
                                                                    Institutional Funds
                                                                    (since August 1994);
                                                                    previously Deputy
                                                                    Chairperson of the
                                                                    Audit Committee (July
                                                                    2003-September 2006)
                                                                    and Chairperson of the
                                                                    Audit Committee of the
                                                                    Institutional Funds
                                                                    (October 2001-July
                                                                    2003); formerly CFO of
                                                                    the J. Paul Getty
                                                                    Trust.

Michael F. Klein (47)                    Trustee      Since         Chief Operating Officer  161            Director of certain
c/o Kramer Levin Naftalis & Frankel LLP               August 2006   and Managing Director,                  investment funds managed
Counsel to the Independent Trustees                                 Aetos Capital, LLC                      or sponsored by Aetos
1177 Avenue of the Americas                                         (since March 2000);                     Capital LLC.
New York, NY 10036                                                  Chairman of the
                                                                    Fixed-Income
                                                                    Sub-Committee of the
                                                                    Investment Committee
                                                                    (since October 2006)
                                                                    and Director or Trustee
                                                                    (since August 2006) of
                                                                    various Retail and
                                                                    Institutional Funds;
                                                                    formerly Managing
                                                                    Director, Morgan
                                                                    Stanley & Co. Inc. and
                                                                    Morgan Stanley Dean
                                                                    Witter Investment
                                                                    Management, President,
                                                                    Morgan Stanley
                                                                    Institutional Funds
                                                                    (June 1998-March 2000)
                                                                    and Principal, Morgan
                                                                    Stanley & Co. Inc. and
                                                                    Morgan Stanley Dean
                                                                    Witter Investment
                                                                    Management (August
                                                                    1997-December 1999).

Michael E. Nugent (70)                   Chairman     Chairman of   General Partner of       175            None.
c/o Triumph Capital, L.P.                of the       the Board     Triumph Capital, L.P.,
445 Park Avenue                          Board        since July    a private investment
New York, NY 10022                       and          2006 and      partnership; Chairman
                                         Trustee      Trustee       of the Board of the
                                                      since         Retail Funds and
                                                      July 1991     Institutional Funds
                                                                    (since July 2006) and
                                                                    Director or Trustee of
                                                                    the Retail Funds (since
                                                                    July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2001);
                                                                    formerly Chairman of
                                                                    the Insurance Committee
                                                                    (until July 2006); Vice
                                                                    President, Bankers
                                                                    Trust Company and BT
                                                                    Capital Corporation
                                                                    (1984-1988).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                         TERM OF                                IN FUND               OTHER
                                         POSITION(S)   OFFICE AND                               COMPLEX           DIRECTORSHIPS
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN              HELD BY
          INDEPENDENT TRUSTEE             REGISTRANT  TIME SERVED*    DURING PAST 5 YEARS     BY TRUSTEE**           TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
W. Allen Reed (59)                       Trustee      Since         Chairperson of the       161            Director of GMAC
c/o Kramer Levin Naftalis & Frankel LLP               August 2006   Equity Sub-Commitee of                  (financial services),
Counsel to the Independent Trustees                                 the Investment                          GMAC Insurance Holdings
1177 Avenue of the Americas                                         Committee (since                        and Temple-Inland
New York, NY 10036                                                  October 2006) and                       Industries (Packaging,
                                                                    Director or Trustee                     Banking and Forrest
                                                                    (since August 2006) of                  Products); member of the
                                                                    various Retail and                      Board of Executives of
                                                                    Institutional Funds.                    the Morgan Stanley
                                                                    President and CEO of                    Capital International
                                                                    General Motors Asset                    Editorial Board;
                                                                    Management; Chairman                    Director of Legg Mason
                                                                    and Chief Executive                     and Director of various
                                                                    Officer of the GM Trust                 investment fund advisory
                                                                    Bank and Corporate Vice                 boards.
                                                                    President of General
                                                                    Motors Corporation
                                                                    (August 1994-December
                                                                    2005).

Fergus Reid (74)                         Trustee      Since         Chairman of Lumelite     176            Trustee and Director of
c/o Lumelite Plastics Corporation                     July 2003     Plastics Corporation;                   certain investment
85 Charles Colman Blvd.                                             Chairperson of the                      companies in the
Pawling, NY 12564                                                   Governance Committee                    JPMorgan Funds complex
                                                                    and Director or Trustee                 managed by J.P. Morgan
                                                                    of the Retail Funds                     Investment Management
                                                                    (since July 2003) and                   Inc.
                                                                    the Institutional Funds
                                                                    (since June 1992).

Interested Trustee:

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                IN FUND
                                                         TERM OF                                COMPLEX              OTHER
                                         POSITION(S)   OFFICE AND                             OVERSEEN BY        DIRECTORSHIPS
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S)    INTERESTED      HELD BY INTERESTED
          INTERESTED TRUSTEE              REGISTRANT  TIME SERVED*    DURING PAST 5 YEARS      TRUSTEE**            TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
James F. Higgins (58)                    Trustee      Since         Director or Trustee of   175            Director of AXA
c/o Morgan Stanley Trust                              June 2000     the Retail Funds (since                 Financial, Inc. and The
Harborside Financial Center                                         June 2000) and the                      Equitable Life Assurance
Plaza Two                                                           Institutional Funds                     Society of the United
Jersey City, NJ 07311                                               (since July 2003);                      States (financial
                                                                    Senior Advisor of                       services).
                                                                    Morgan Stanley (since
                                                                    August 2000).

----------------
* THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS") OR THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS").

** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.) AS OF OCTOBER 2, 2006.

Executive Officers:

                                                   TERM OF
                                POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
      EXECUTIVE OFFICER         REGISTRANT       TIME SERVED*               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------   --------------   ---------------   -------------------------------------------------------------------
Ronald E. Robison (67)        President and    President since   President (since September 2005) and Principal Executive Officer
1221 Avenue of the Americas   Principal        September         (since May 2003) of funds in the Fund Complex; President (since
New York, NY 10020            Executive        2005 and          September 2005) and Principal Executive Officer (since May 2003) of
                              Officer          Principal         the Van Kampen Funds; Managing Director, Director and/or Officer of
                                               Executive         the Investment Adviser and various entities affiliated with the
                                               Officer since     Investment Adviser; Director of Morgan Stanley SICAV (since May
                                               May 2003          2004). Formerly, Executive Vice President (July 2003 to September
                                                                 2005) of funds in the Fund Complex and the Van Kampen Funds;
                                                                 President and Director of the Institutional Funds (March 2001 to
                                                                 July 2003); Chief Global Operating Officer of Morgan Stanley
                                                                 Investment Management Inc.; Chief Administrative Officer of Morgan
                                                                 Stanley Investment Advisors Inc.; Chief Administrative Officer of
                                                                 Morgan Stanley Services Company Inc.

J. David Germany (52)         Vice President   Since February    Managing Director and (since December 2005) Chief Investment
Morgan Stanley Investment                      2006              Officer - Global Fixed Income of Morgan Stanley Investment
Management Ltd.                                                  Management; Managing Director and Director of Morgan Stanley
25 Cabot Square                                                  Investment Management Limited; Vice President of the Retail and
Canary Wharf, London                                             Institutional Funds (since February 2006).
United Kingdom E144QA

Dennis F. Shea (53)           Vice President   Since February    Managing Director and (since February 2006) Chief Investment
1221 Avenue of the Americas                    2006              Officer - Global Equity of Morgan Stanley Investment Management;
New York, NY 10020                                               Vice President of the Retail and Institutional Funds (since
                                                                 February 2006). Formerly, Managing Director and Director of Global
                                                                 Equity Research at Morgan Stanley.

Barry Fink (51)               Vice President   Since             Managing Director and General Counsel of Morgan Stanley Investment
1221 Avenue of the Americas                    February 1997     Management; Managing Director of the Investment Adviser and various
New York, NY 10020                                               entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds.
                                                                 Formerly, Secretary, General Counsel and/or Director of the
                                                                 Investment Adviser and various entities affiliated with the
                                                                 Investment Adviser; Secretary and General Counsel of the Retail
                                                                 Funds.

Amy R. Doberman (44)          Vice President   Since July 2004   Managing Director and General Counsel, U.S. Investment Management
1221 Avenue of the Americas                                      of Morgan Stanley Investment Management (since July 2004); Vice
New York, NY 10020                                               President of the Retail Funds and the Institutional Funds (since
                                                                 July 2004); Vice President of the Van Kampen Funds (since
                                                                 August 2004); Secretary (since February 2006) and Managing Director
                                                                 (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel - Americas, UBS Global Asset Management
                                                                 (July 2000 to July 2004).

Carsten Otto (42)             Chief            Since October     Managing Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas   Compliance       2004              Stanley Investment Management (since October 2004); Managing
New York, NY 10020            Officer                            Director and Chief Compliance Officer of Morgan Stanley Investment
                                                                 Management. Formerly, Assistant Secretary and Assistant General
                                                                 Counsel of the Retail Funds.

                                                   TERM OF
                                POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
      EXECUTIVE OFFICER         REGISTRANT       TIME SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------   --------------   ---------------   -------------------------------------------------------------------
Stefanie V. Chang Yu (39)     Vice President   Since             Executive Director of the Investment Adviser and various entities
1221 Avenue of the Americas                    December 1997     affiliated with the Investment Adviser; Vice President of the
New York, NY 10020                                               Retail Funds (since July 2002) and the Institutional Funds (since
                                                                 December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Francis J. Smith (41)         Treasurer and    Treasurer since   Executive Director of the Investment Adviser and various entities
c/o Morgan Stanley Trust      Chief            July 2003 and     affiliated with the Investment Adviser; Treasurer and Chief
Harborside Financial Center   Financial        Chief Financial   Financial Officer of the Retail Funds (since July 2003). Formerly,
Plaza Two                     Officer          Officer since     Vice President of the Retail Funds (September 2002 to July 2003).
Jersey City, NJ 07311                          September 2002

Mary E. Mullin (39)           Secretary        Since July 1999   Executive Director of the Investment Adviser and various entities
1221 Avenue of the Americas                                      affiliated with the Investment Adviser; Secretary of the Retail
New York, NY 10020                                               Funds (since July 2003) and the Institutional Funds (since June
                                                                 1999).

----------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS OR THE INSTITUTIONAL FUNDS.

                       2006 FEDERAL TAX NOTICE (UNAUDITED)

     Of the Fund's ordinary dividends paid during the fiscal year ended August 31, 2006, 8.19% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent W.
Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

Morgan Stanley

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                    INCOME TRUST

                                                                   Annual Report

                                                                 August 31, 2006

                                                                  Morgan Stanley

IISRPT 38557RPT RA06-00936P-Y08/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1) The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2) Not applicable.

     (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                            REGISTRANT   COVERED ENTITIES(1)

AUDIT FEES                  $32,720            N/A

NON-AUDIT FEES

   AUDIT-RELATED FEES       $   531(2)         $5,328,768(2)
   TAX FEES                 $ 5,500(3)         $1,640,675(4)
   ALL OTHER FEES           $    --            $       --
TOTAL NON-AUDIT FEES        $ 6,031            $6,969,443

TOTAL                       $38,751            $6,969,443

2005

                            REGISTRANT   COVERED ENTITIES(1)

AUDIT FEES                  $32,666                N/A

NON-AUDIT FEES
   AUDIT-RELATED FEES       $   540(2)      $3,215,745(2)
   TAX FEES                 $ 6,161(3)      $   24,000(4)
   ALL OTHER FEES           $    --         $       --
TOTAL NON-AUDIT FEES        $ 6,701         $3,239,745

TOTAL                       $39,367         $3,239,745

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
October 19, 2006